UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: September 30, 2008

  Check here if Amendment {X}; Amendment Number: __2__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May  13, 2010

  This amendment is being filed to add certain reportable securities directly beneficially owned by Citibank Canada (identified as number 4 on the "List of Other Included Managers") which were not previously included on the Form 13F-HR or Amendment number 1 to the Form 13F-HR filed by Citigroup Inc. on November 13, 2008 and November 14, 2008, respectively.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      45
  Form 13F Information Table Value Total:            $273,141,365


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name

  04   28-6215              Citibank Canada
  06   28-5347              Citibank Overseas Investment Corporation
  07   28-4287              Citibank, N.A.
  11   28-11520             Citicorp Holdings Inc.

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108     1112     19835 SH       DEFINED                4,6,7,11     19835         0         0
AUGUSTA RES CORP     COM NEW     050912203      974    273840 SH       DEFINED                4,6,7,11    273840         0         0
AURIZON MINES LTD    COM         05155P106      383    147249 SH       DEFINED                4,6,7,11    147249         0         0
BCE INC              COM NEW     05534B760      777     22388 SH       DEFINED                4,6,7,11     22388         0         0
BANK MONTREAL QUE    COM         063671101     4944    114709 SH       DEFINED                4,6,7,11    114709         0         0
BANK NOVA SCOTIA HAL COM         064149107     9445    205144 SH       DEFINED                4,6,7,11    205144         0         0
BARRICK GOLD CORP    COM         067901108     2724     74151 SH       DEFINED                4,6,7,11     74151         0         0
BROOKFIELD ASSET MGM CL A LTD V  112585104     2315     84376 SH       DEFINED                4,6,7,11     84376         0         0
BROOKFIELD PPTYS COR COM         112900105      209     13223 SH       DEFINED                4,6,7,11     13223         0         0
CAMECO CORP          COM         13321L108      655     29374 SH       DEFINED                4,6,7,11     29374         0         0
CDN IMPERIAL BK OF C COM         136069101     4606     78066 SH       DEFINED                4,6,7,11     78066         0         0
CANADIAN NATL RY CO  COM         136375102     1939     40540 SH       DEFINED                4,6,7,11     40540         0         0
CANADIAN NAT RES LTD COM         136385101     9110    133068 SH       DEFINED                4,6,7,11    133068         0         0
CANADIAN PAC RY LTD  COM         13645T100      575     10685 SH       DEFINED                4,6,7,11     10685         0         0
ENBRIDGE INC         COM         29250N105     1631     42810 SH       DEFINED                4,6,7,11     42810         0         0
ENCANA CORP          COM         292505104     4760     72412 SH       DEFINED                4,6,7,11     72412         0         0
ENDEAVOUR SILVER COR COM         29258Y103       60     28349 SH       DEFINED                4,6,7,11     28349         0         0
FORDING CDN COAL TR  TR UNIT     345425102    58051    699415 SH       DEFINED                4,6,7,11    699415         0         0
GAMMON GOLD INC      COM         36467T106      229     30971 SH       DEFINED                4,6,7,11     30971         0         0
GOLDCORP INC NEW     COM         380956409     1903     60180 SH       DEFINED                4,6,7,11     60180         0         0
GROUPE CGI INC       CL A SUB V  39945C109      114     12908 SH       DEFINED                4,6,7,11     12908         0         0
IMPERIAL OIL LTD     COM NEW     453038408     1533     35976 SH       DEFINED                4,6,7,11     35976         0         0
MAG SILVER CORP      COM         55903Q104      170     30160 SH       DEFINED                4,6,7,11     30160         0         0
MAGNA INTL INC       CL A        559222401      461      9003 SH       DEFINED                4,6,7,11      9003         0         0
MANULIFE FINL CORP   COM         56501R106     5686    154987 SH       DEFINED                4,6,7,11    154987         0         0
NEW GOLD INC CDA     COM         644535106      339     68427 SH       DEFINED                4,6,7,11     68427         0         0
NEXEN INC            COM         65334H102      974     41936 SH       DEFINED                4,6,7,11     41936         0         0
NORTHERN DYNASTY MIN COM NEW     66510M204      216     50141 SH       DEFINED                4,6,7,11     50141         0         0
PAN AMERICAN SILVER  COM         697900108     1344     60451 SH       DEFINED                4,6,7,11     60451         0         0
PENN WEST ENERGY TR  TR UNIT     707885109      348     14434 SH       DEFINED                4,6,7,11     14434         0         0
PETRO-CDA            COM         71644E102     6050    181409 SH       DEFINED                4,6,7,11    181409         0         0
POTASH CORP SASK INC COM         73755L107    72995    552949 SH       DEFINED                4,6,7,11    552949         0         0
RESEARCH IN MOTION L COM         760975102     2995     43850 SH       DEFINED                4,6,7,11     43850         0         0
ROGERS COMMUNICATION CL B        775109200     1409     42387 SH       DEFINED                4,6,7,11     42387         0         0
ROYAL BK CDA MONTREA COM         780087102    12573    261821 SH       DEFINED                4,6,7,11    261821         0         0
SHAW COMMUNICATIONS  CL B CONV   82028K200      373     18333 SH       DEFINED                4,6,7,11     18333         0         0
SILVER STD RES INC   COM         82823L106      437     26425 SH       DEFINED                4,6,7,11     26425         0         0
SUN LIFE FINL INC    COM         866796105     5328    150643 SH       DEFINED                4,6,7,11    150643         0         0
SUNCOR ENERGY INC    COM         867229106     3416     81067 SH       DEFINED                4,6,7,11     81067         0         0
TALISMAN ENERGY INC  COM         87425E103     1260     88611 SH       DEFINED                4,6,7,11     88611         0         0
TECK COMINCO LTD     CL B        878742204     1549     53207 SH       DEFINED                4,6,7,11     53207         0         0
THOMSON REUTERS CORP COM         884903105      234      8599 SH       DEFINED                4,6,7,11      8599         0         0
TORONTO DOMINION BK  COM NEW     891160509    42188    691726 SH       DEFINED                4,6,7,11    691726         0         0
TRANSALTA CORP       COM         89346D107     1859     67651 SH       DEFINED                4,6,7,11     67651         0         0
TRANSCANADA CORP     COM         89353D107     2888     79880 SH       DEFINED                4,6,7,11     79880         0         0